Segment reporting - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Operating Segments [Abstract]
Adjustments for share based payments including employer tax	€ 2.7	€ 3.5	€ 16.6	€ 4.8
Acquisition related costs	€ 0.2	€ 0.5	€ 0.6	€ 2.9